Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Total long-term debt principal	¥ 4,167,171	¥ 4,193,069
Less-Deferred bond discounts	(388)	(395)
Long-term debt	4,166,783	4,192,674
Less-Current portion	(656,963)	(698,476)
Total long-term debt	3,509,820	3,494,198
Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Total long-term debt principal	3,977,343	3,972,841
Debt Denominated In Japanese Yen | 0.36% - 2.06% Coupon Bonds Due 2012 - 2031
Debt Instrument [Line Items]
Total long-term debt principal	2,114,079	2,128,633
Debt Denominated In Japanese Yen | 0.49% Floating Rate Bond Due 2022
Debt Instrument [Line Items]
Total long-term debt principal	100	167,192
Debt Denominated In Japanese Yen | 2.15% (Weighted Average) Loans Due 2012 - 2029
Debt Instrument [Line Items]
Total long-term debt principal	38,545	49,086
Debt Denominated In Japanese Yen | Floating Rate Loans
Debt Instrument [Line Items]
Total long-term debt principal		24,226
Debt Denominated In Japanese Yen | 1.35% (Weighted Average) Loans Due 2012 - 2032
Debt Instrument [Line Items]
Total long-term debt principal	1,737,031	1,527,729
Debt Denominated In Japanese Yen | 0.53% (Weighted Average) Floating Rate Loans Due 2012 - 2022
Debt Instrument [Line Items]
Total long-term debt principal	87,588	75,975
Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Total long-term debt principal	189,828	220,228
Debt Denominated In Foreign Currencies | 1.88% - 2.25% Swiss Franc Bonds Due 2012 - 2013
Debt Instrument [Line Items]
Total long-term debt principal	73,568	73,177
Debt Denominated In Foreign Currencies | Euro Note
Debt Instrument [Line Items]
Total long-term debt principal		59,535
Debt Denominated In Foreign Currencies | 2.50% (Weighted Average) U.S. Dollar Loans Due 2012 - 2019
Debt Instrument [Line Items]
Total long-term debt principal	15,352	15,945
Debt Denominated In Foreign Currencies | 0.79% (Weighted Average) U.S. Dollar Floating Rate Loans Due 2012 - 2027
Debt Instrument [Line Items]
Total long-term debt principal	70,850	46,596
Debt Denominated In Foreign Currencies | 17.37% (Weighted Average) South African Rand Loans Due 2012 - 2018
Debt Instrument [Line Items]
Total long-term debt principal	12,309	16,829
Debt Denominated In Foreign Currencies | Other Loans Due 2012 - 2030
Debt Instrument [Line Items]
Total long-term debt principal	¥ 17,749	¥ 8,146